Shareholder Report, Holdings (Details)	Jul. 31, 2024
PGIM Jennison Small-Cap Core Equity Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Real Estate Management and Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PGIM Jennison Small-Cap Core Equity Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
PGIM Core Conservative Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Conservative Bond Fund - Class R6 | AAA rating [Member]
Holdings [Line Items]
Percent of Total Investments	72.90%
PGIM Core Conservative Bond Fund - Class R6 | AA rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Core Conservative Bond Fund - Class R6 | A rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
PGIM Core Conservative Bond Fund - Class R6 | BBB rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM Core Conservative Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM TIPS Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM TIPS Fund - Class R6 | AAA rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
PGIM TIPS Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Quant Solutions Commodity Strategies Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Commodity Strategies Fund - Class Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Affiliated Mutual Funds ShortTerm Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Gold 100 OZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions WTI Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Brent Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Gasoline RBOB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Cotton No. 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Soybean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Coffee C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions NY Harbor ULSD [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Hard Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Long Positions Soft Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Total Of Commodity Futures Contracts Long Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Short Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Short Positions LME Zinc One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Short Positions LME PRI Aluminum One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class Z | Total Of Commodity Futures Contracts Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Affiliated Mutual Funds ShortTerm Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Gold 100 OZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions WTI Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Brent Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Gasoline RBOB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Cotton No. 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Coffee C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions NY Harbor ULSD [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Hard Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soft Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total Of Commodity Futures Contracts Long Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME Zinc One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME PRI Aluminum One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[2],[3]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total Of Commodity Futures Contracts Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)	[2],[3]
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Real Estate Management and Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Paper & Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
[2]	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
[3]	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2024.